STOCKHOLDERS' DEFICIT - Common Stock Shares (DWAC) (Details)		12 Months Ended
	Sep. 02, 2021 shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Feb. 16, 2023 shares	Jan. 31, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	Sep. 08, 2021 shares	Feb. 08, 2021 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		120,000,000	120,000,000	1,000,000,000	120,000,000	110,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.000001	$ 0.000001		$ 0.000001	$ 0.000001		$ 0.000001
Common shares, shares issued (in shares)		100,000,000	100,000,000		100,000,000	100,000,000		10,000
Common shares, shares outstanding (in shares)		100,000,000	100,000,000		100,000,000	100,000,000		10,000
Digital World Acquisition Corp. [Member] | Class A Common Stock Not Subject to Redemption [Member]
Class of Stock [Line Items]
Common shares, shares issued (in shares)		1,277,234	1,277,234
Common shares, shares outstanding (in shares)		1,277,234	1,277,234
Digital World Acquisition Corp. [Member] | Class A Common Stock Subject to Redemption [Member]
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)		28,715,597	28,744,342
Class A common stock subject to possible redemption, outstanding (in shares)		28,715,597	28,744,342
Digital World Acquisition Corp. [Member] | Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Class A common stock subject to possible redemption, issued (in shares)		28,715,597	28,750,000				143,750
Class A common stock subject to possible redemption, outstanding (in shares)		28,715,597	28,750,000
Issuance of Class A common stock to representative | $		$ 1,437,500
Issuance of Class A common stock to representative (in shares)		1,277,234	1,277,234
Digital World Acquisition Corp. [Member] | Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Common shares, shares issued (in shares)	7,187,500	7,158,025	7,187,500
Common shares, shares outstanding (in shares)	7,187,500	7,158,025	7,187,500
Transferred shares to qualified institutional buyers		1,650,000
Ratio to be applied to the stock in the conversion		0.20
Numbers of shares surrendered for no consideration	1,437,500
Stock conversion basis at time of business combination		1